Net defined benefit assets (liability) - Summary of Expected Contribution Payments to Defined Benefit Plan (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disclosure of defined benefit plans [line items]
Total expected payments	$ 30,368	$ 24,326
Up to one year [member]
Disclosure of defined benefit plans [line items]
Total expected payments	2,532	2,202
More than one year but less than five years [member]
Disclosure of defined benefit plans [line items]
Total expected payments	10,989	8,853
Over five years [member]
Disclosure of defined benefit plans [line items]
Total expected payments	$ 16,847	$ 13,271